Label	Element	Value
Pacer Swan SOS Conservative (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.33 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
Pacer Swan SOS Conservative (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Pacer Swan SOS Conservative (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $466.33 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Pacer Swan SOS Conservative (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $743.52 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.60%)
Pacer Swan SOS Conservative (October) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.90%
Pacer Swan SOS Conservative (October) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.50%)
Pacer Swan SOS Conservative (October) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%